Notes Receivables (Tables)	12 Months Ended
Dec. 31, 2024
Notes Receivables [Abstract]
Schedule of Notes Receivable Consisted

Notes receivable consisted of the following:

	December 31,	December 31,
Maturity Date	2024	2023
Within the first quarter of 2024	$-	$70,830
Within the second quarter of 2024	-	165,824
Within the first quarter of 2025	161,413	-
Within the second quarter of 2025	360,918	-
Total	$522,331	$236,654